Registration No. 333-81393
                                                      Registration No. 811-01705

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 21                                  [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [   ]

          Amendment No. 225                                                [ X ]

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------

                                  DODIE KENT
                    VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                        AXA Equitable Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                          901 New York Ave., Northwest
                             Washington, D.C. 20001
                           --------------------------

          Approximate Date of Proposed Public Offering: Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[ X ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]     On April 30, 2010 pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.
[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 21 ("PEA") on Form N-4 Registration Statement No. 333-81393 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement to the Prospectuses, as applicable. The PEA does not amend the Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS DATED MAY 1, 2010
EQUI-VEST(R) EXPRESS(SM) (SERIES 700)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2010, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available 16 new variable investment options. These variable investment options invest in different affiliated and unaffiliated Portfolios managed by professional investment advisers.

1. The names of the variable investment options are added to the cover page of your Prospectus as follows:

     -------------------------------------------
     VARIABLE INVESTMENT OPTIONS
     -------------------------------------------
     FIXED INCOME
     -------------------------------------------
     o Ivy Funds VIP High Income
     -------------------------------------------
     DOMESTIC STOCKS
     -------------------------------------------
     o AXA Tactical Manager 400-I
     o AXA Tactical Manager 500-I
     o AXA Tactical Manager 2000-I
     o Fidelity(R) VIP Contrafund(R)
     o Invesco V.I. Mid Cap Core Equity
     o Invesco V.I. Small Cap Equity
     o Ivy Funds VIP Energy
     o MFS(R) Investors Growth Stock Series
     o MFS(R) Investors Trust Series
     o MFS(R) Technology
     o MFS(R) Utilities
     -------------------------------------------
     INTERNATIONAL STOCKS
     -------------------------------------------
     o AXA Tactical Manager International-I
     o Invesco V.I. Global Real Estate Fund
     o Lazard Retirement Emerging Markets Equity
     o MFS(R) International Value
     -------------------------------------------

The paragraph following the table listing the variable investment options is deleted and replaced with the following:

   You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of one of the following trusts: AIM Variable Insurance Funds - Series II, AXA Premier VIP Trust, EQ Advisors Trust, Fidelity(R) Variable Insurance Products
   - Service Class 2, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc. - Service Shares and MFS(R) Variable Insurance Trusts - Service Class (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the fixed maturity options, which are discussed later in this prospectus.


888-116 (8/10)                                       Catalog No. 145388 (8/10)
EV 700/IF (SAR)                                                          x03266

2. FEE TABLE

   The "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" and footnote (4) are restated as follows:

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are                        Lowest              Highest
deducted from Portfolio assets including management fees, 12b-1 fees, service                ------              -------
fees and/or other expenses)(4)                                                               0.64%               4.62%
------------------------------------------------------------------------------------------------------------------------------------

(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager-I Portfolio.

3. The Examples shown in the prospectus are deleted in their entirety and replaced with the following:


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0894% of contract value.

The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU ANNUITIZE AT THE END OF THE
                                                                                                 APPLICABLE
                                          IF YOU SURRENDER YOUR CONTRACT AT           TIME PERIOD AND SELECT A NON-LIFE
                                                       THE END                        CONTINGENT PERIOD CERTAIN ANNUITY
                                            OF THE APPLICABLE TIME PERIOD              OPTION WITH LESS THAN TEN YEARS
                                     -----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
 expenses of any of the Portfolios    $1,321     $2,492     $3,622      $6,427     N/A       $2,492     $3,622      $6,427
(b) assuming minimum fees and
 expenses of any of the Portfolios    $  930     $1,357     $1,794      $3,155     N/A       $1,357     $1,794      $3,155
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR
                                                CONTRACT AT THE END
                                           OF THE APPLICABLE TIME PERIOD
                                     -------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
(a) assuming maximum fees and
 expenses of any of the Portfolios      $704     $2,069     $3,379     $6,427
(b) assuming minimum fees and
 expenses of any of the Portfolios      $286     $  878     $1,494     $3,155
--------------------------------------------------------------------------------

4. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I              Seeks to achieve long-term growth of capital        o AllianceBernstein L.P.
                                        with an emphasis on risk-adjusted returns and       o AXA Equitable
                                        lower volatility over a full market cycle           o BlackRock Investment Management,
                                        relative to traditional equity funds and equity       LLC
                                        market indexes, by investing in a combination of
                                        long and short positions on equity securities of
                                        mid-capitalization companies, including
                                        securities included in the Standard & Poor's
                                        MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I              Seeks to achieve long-term growth of capital        o AllianceBernstein L.P.
                                        with an emphasis on risk-adjusted returns and       o AXA Equitable
                                        lower volatility over a full market cycle           o BlackRock Investment Management,
                                        relative to traditional equity funds and equity       LLC
                                        market indexes, by investing in a combination of
                                        long and short positions on equity securities of
                                        large-capitalization companies, including
                                        securities included in the Standard & Poor's 500
                                        Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I             Seeks to achieve long-term growth of capital        o AllianceBernstein L.P.
                                        with an emphasis on risk-adjusted returns and       o AXA Equitable
                                        lower volatility over a full market cycle           o BlackRock Investment Management,
                                        relative to traditional equity funds and equity       LLC
                                        market indexes, by investing in a combination of
                                        long and short positions on equity securities of
                                        small-capitalization companies, including
                                        securities included in the Russell 2000(R)
                                        Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER                    Seeks to achieve long-term growth of capital        o AllianceBernstein L.P.
 INTERNATIONAL-I                        with an emphasis on risk-adjusted returns and       o AXA Equitable
                                        lower volatility over a full market cycle           o BlackRock Investment Management,
                                        relative to traditional equity funds and equity       LLC
                                        market indexes, by investing in a combination of
                                        long and short positions on equity securities of
                                        foreign companies, including securities included
                                        in the Morgan Stanley Capital International EAFE
                                        Index, ASX SPI 200 Index, Dow Jones EURO STOXX
                                        50 Index(R), FTSE 100 Index and the Tokyo Stock
                                        Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND    The fund's investment objective is high total       o Invesco Advisers Inc.
                                        return through growth of capital and current        o Invesco Asset Management Limited
                                        income.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY        The fund's investment objective is long-term        o Invesco Advisers Inc.
 FUND                                   growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND      The fund's investment objective is long-term        o Invesco Advisers Inc.
                                        growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO Seeks long-term capital appreciation.               o Fidelity Management & Research
                                                                                              Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                    Seeks to provide long-term capital appreciation.    o Waddell & Reed Investment
                                                                                              Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME               Seeks, as its primary objective, a high level of    o Waddell & Reed Investment
                                        current income. As a secondary objective, the         Management Company (WRIMCO)
                                        Portfolio seeks capital growth when consistent
                                        with its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING              Seeks long-term capital appreciation.               o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE              The fund's investment objective is to seek capital  o Massachusetts Financial Services
 PORTFOLIO                              appreciation.                                         Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK           The fund's investment objective is to seek capital  o Massachusetts Financial Services
 SERIES                                 appreciation.                                         Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES           The fund's investment objective is to seek capital  o Massachusetts Financial Services
                                        appreciation.                                         Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO             The fund's investment objective is to seek capital  o Massachusetts Financial Services
                                        appreciation.                                         Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES                 The fund's investment objective is to seek total    o Massachusetts Financial Services
                                        return.                                               Company
------------------------------------------------------------------------------------------------------------------------------------

5. PORTFOLIO SUB-ADVISER CHANGES

   A. Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

   B. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

6. DISRUPTIVE TRANSFER ACTIVITY

The fourth paragraph under "Disruptive transfer activity" in "Transferring your money among investment options" has been deleted in its entirety and replaced with the following:

   We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


7. DISTRIBUTION OF THE CONTRACTS

In "Distribution of the contracts" under "More information" the seventh paragraph is deleted in its entirety and replaced with the following:

   The Distributors receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

   AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

   12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

   ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716








EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
 EQUI-VEST(R) EXPRESS(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                  AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS DATED MAY 1, 2010
EQUI-VEST(R) EXPRESS(SM) (SERIES 701)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2010, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available 16 new variable investment options. These variable investment options invest in different affiliated and unaffiliated Portfolios managed by professional investment advisers.

1. The names of the variable investment options are added to the cover page of your Prospectus as follows:

     ---------------------------------------------
     VARIABLE INVESTMENT OPTIONS
     ---------------------------------------------
     FIXED INCOME
     ---------------------------------------------
     o Ivy Funds VIP High Income
     ---------------------------------------------
     DOMESTIC STOCKS
     ---------------------------------------------
     o AXA Tactical Manager 400-I
     o AXA Tactical Manager 500-I
     o AXA Tactical Manager 2000-I
     o Fidelity(R) VIP Contrafund(R)
     o Invesco V.I. Mid Cap Core Equity
     o Invesco V.I. Small Cap Equity
     o Ivy Funds VIP Energy
     o MFS(R) Investors Growth Stock Series
     o MFS(R) Investors Trust Series
     o MFS(R) Technology
     o MFS(R) Utilities
     ---------------------------------------------
     INTERNATIONAL STOCKS
     ---------------------------------------------
     o AXA Tactical Manager International-I
     o Invesco V.I. Global Real Estate Fund
     o Lazard Retirement Emerging Markets Equity
     o MFS(R) International Value

The paragraph following the table listing the variable investment options is deleted and replaced with the following:

   You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of one of the following trusts: AIM Variable Insurance Funds - Series II, AXA Premier VIP Trust, EQ Advisors Trust, Fidelity(R) Variable Insurance Products
   - Service Class 2, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc. - Service Shares and MFS(R) Variable Insurance Trusts - Service Class (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


888-113 (8/10)                                       Catalog No. 145385 (8/10)
EV 701/New Biz/InForce (SAR)                                             x03254

2. FEE TABLE

   The "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" are restated as follows:


------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted            Lowest                  Highest
from Portfolio assets including management fees, 12b-1 fees, service fees and/or          ------                  -------
other expenses)                                                                           0.64%                   4.62%
------------------------------------------------------------------------------------------------------------------------------------

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"

This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACQUIRED                                  NET
                                                                                    FUND       TOTAL ANNUAL  FEE WAIVERS   ANNUAL
                                                                                  FEES AND       EXPENSES      AND/OR     EXPENSES
                                                                                  EXPENSES       (BEFORE       EXPENSE     (AFTER
                                         MANAGEMENT                 OTHER        (UNDERLYING     EXPENSE     REIMBURSE-   EXPENSE
 PORTFOLIO NAME                           FEES(4)   12B-1 FEES(5) EXPENSES(6)  PORTFOLIOS)(7)  LIMITATIONS)   MENTS(8)  LIMITATIONS)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
AXA Tactical Manager 400-I                 0.45%         0.25%       3.91%          0.01%          4.62%       (3.66)%     0.96%
AXA Tactical Manager 500-I                 0.45%         0.25%       0.40%            --           1.10%       (0.15)%     0.95%
AXA Tactical Manager 2000-I                0.45%         0.25%       1.45%            --           2.15%       (1.20)%     0.95%
AXA Tactical Manager International-I       0.45%         0.25%       1.55%            --           2.25%       (1.30)%     0.95%
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund       0.75%         0.25%       0.51%            --           1.34%       (0.06)%     0.98%
Invesco V.I. Mid Cap Core Equity           0.73%         0.25%       0.31%          0.03%          1.33%          --       1.56%
Invesco V.I. Small Cap Equity              0.75%         0.25%       0.34%            --           0.98%          --       1.07%
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)              0.56%         0.25%       0.11%            --           1.32%                   1.33%
------------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy                       0.85%         0.25%       0.23%            --           1.56%                   1.34%
Ivy Funds VIP High Income                  0.62%         0.25%       0.11%            --           1.07%                   1.11%
------------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity  1.00%         0.25%       0.31%            --           1.34%                   1.11%
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value                 0.90%         0.25%       0.19%            --           1.11%                   2.15%
MFS(R) Investors Growth Stock Series       0.75%         0.25%       0.11%            --           1.86%                   4.05%
MFS(R) Investors Trust Series              0.75%         0.25%       0.11%            --           2.15%                   0.95%
MFS(R) Technology                          0.75%         0.25%       0.86%            --           4.62%       (0.57)%     0.96%
MFS(R) Utilities                           0.73%         0.25%       0.09%            --           1.11%                   1.86%
------------------------------------------------------------------------------------------------------------------------------------

3. In the table above, footnote (5) regarding 12b-1 fees is deleted in its entirety and replaced with the following:

   (5) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the AXA Premier VIP Trust and EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.25% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.

4. The Examples shown in the prospectus are deleted in their entirety and replaced with the following:


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.1999% of contract value.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU ANNUITIZE AT THE END OF THE
                                                                                                 APPLICABLE
                                          IF YOU SURRENDER YOUR CONTRACT AT           TIME PERIOD AND SELECT A NON-LIFE
                                                       THE END                        CONTINGENT PERIOD CERTAIN ANNUITY
                                            OF THE APPLICABLE TIME PERIOD              OPTION WITH LESS THAN TEN YEARS
                                     -----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
 expenses of any of the Portfolios    $1,243     $2,273     $3,282      $5,878     N/A       $2,273     $3,282      $5,878
(b) assuming minimum fees and
 expenses of any of the Portfolios    $  852     $1,119     $1,379      $2,327     N/A       $1,119     $1,379      $2,327
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR
                                                CONTRACT AT THE END
                                           OF THE APPLICABLE TIME PERIOD
                                    --------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
(a) assuming maximum fees and
 expenses of any of the Portfolios      $620     $1,839     $3,028     $5,878
(b) assuming minimum fees and
 expenses of any of the Portfolios      $203     $  628     $1,079     $2,327
--------------------------------------------------------------------------------

5. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                           OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I              Seeks to achieve long-term growth of capital with   o AllianceBernstein L.P.
                                        an emphasis on risk-adjusted returns and lower      o AXA Equitable
                                        volatility over a full market cycle relative to     o BlackRock Investment Management,
                                        traditional equity funds and equity market            LLC
                                        indexes, by investing in a combination of long
                                        and short positions on equity securities of
                                        mid-capitalization companies, including
                                        securities included in the Standard & Poor's
                                        MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I              Seeks to achieve long-term growth of capital with   o AllianceBernstein L.P.
                                        an emphasis on risk-adjusted returns and lower      o AXA Equitable
                                        volatility over a full market cycle relative to     o BlackRock Investment Management,
                                        traditional equity funds and equity market            LLC
                                        indexes, by investing in a combination of long
                                        and short positions on equity securities of
                                        large-capitalization companies, including
                                        securities included in the Standard & Poor's 500
                                        Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I             Seeks to achieve long-term growth of capital with   o AllianceBernstein L.P.
                                        an emphasis on risk-adjusted returns and lower      o AXA Equitable
                                        volatility over a full market cycle relative to     o BlackRock Investment Management,
                                        traditional equity funds and equity market            LLC
                                        indexes, by investing in a combination of long
                                        and short positions on equity securities of
                                        small-capitalization companies, including
                                        securities included in the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB SHARES                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER                    Seeks to achieve long-term growth of capital with   o AllianceBernstein L.P.
INTERNATIONAL-I                         an emphasis on risk-adjusted returns and lower      o AXA Equitable
                                        volatility over a full market cycle relative to     o BlackRock Investment Management,
                                        traditional equity funds and equity market            LLC
                                        indexes, by investing in a combination of long
                                        and short positions on equity securities of
                                        foreign companies, including securities included
                                        in the Morgan Stanley Capital International EAFE
                                        Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50
                                        Index(R), FTSE 100 Index and the Tokyo Stock
                                        Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND    The fund's investment objective is high total       o Invesco Advisers Inc.
                                        return through growth of capital and current        o Invesco Asset Management Limited
                                        income.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY        The fund's investment objective is long-term        o Invesco Advisers Inc.
 FUND                                   growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND      The fund's investment objective is long-term        o Invesco Advisers Inc.
                                        growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO Seeks long-term capital appreciation.               o Fidelity Management & Research
                                                                                              Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                    Seeks to provide long-term capital appreciation.    o Waddell & Reed Investment
                                                                                              Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME               Seeks, as its primary objective, a high level of    o Waddell & Reed Investment
                                        current income. As a secondary objective, the         Management Company (WRIMCO)
                                        Portfolio seeks capital growth when consistent
                                        with its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING              Seeks long-term capital appreciation.               o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                          OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE              The fund's investment objective is to seek capital  o Massachusetts Financial Services
 PORTFOLIO                              appreciation.                                         Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER (OR
PORTFOLIO NAME                          OBJECTIVE                                           SUB-ADVISER(S),
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK           The fund's investment objective is to seek          o Massachusetts Financial Services
 SERIES                                 capital appreciation.                                 Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES           The fund's investment objective is to seek          o Massachusetts Financial Services
                                        capital appreciation.                                 Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO             The fund's investment objective is to seek          o Massachusetts Financial Services
                                        capital appreciation.                                 Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES                 The fund's investment objective is to seek total    o Massachusetts Financial Services
                                        return.                                               Company
------------------------------------------------------------------------------------------------------------------------------------

6. PORTFOLIO SUB-ADVISER CHANGES

   A. Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

   B. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

7. Hypothetical Illustrations

As the result of the new variable investment options described in this Supplement, the hypothetical illustrations in Appendix III of the Prospectus are deleted in their entirety and replaced with the following:


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND DEATH

The following tables illustrate the changes in account value, cash value and the values of the death benefit under certain hypothetical circumstances for an EQUI-VEST(R) Express(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be -2.32%, 3.68% for the EQUI-VEST(R) Express(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.57%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.40% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) EXPRESS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     RETURN OF PREMIUM GUARANTEED MINIMUM DEATH BENEFIT

                                                                      RETURN OF PREMIUM
                                                                     GUARANTEED MINIMUM      GREATER OF ACCOUNT
                                                                            DEATH                 VALUE OR
                         ACCOUNT VALUE            CASH VALUE               BENEFIT           THE DEATH BENEFIT
          CONTRACT   ---------------------   --------------------   ---------------------   --------------------
  AGE       YEAR         0%          6%         0%          6%          0%          6%          0%         6%
------   ---------   ---------   ---------   --------   ---------   ---------   ---------   ---------   --------
  60          1       100,000    100,000     93,700       93,700    100,000     100,000     100,000     100,000
  61          2        97,630    103,680     91,480       97,148    100,000     100,000     100,000     103,680
  62          3        95,315    107,495     90,168      101,691    100,000     100,000     100,000     107,495
  63          4        93,054    111,451     88,867      106,451    100,000     100,000     100,000     111,451
  64          5        90,845    115,553     87,575      111,553    100,000     100,000     100,000     115,553
  65          6        88,687    119,805     86,293      116,805    100,000     100,000     100,000     119,805
  66          7        86,580    124,214     85,021      122,214    100,000     100,000     100,000     124,214
  67          8        84,521    128,785     83,760      127,785    100,000     100,000     100,000     128,785
  68          9        82,510    133,524     82,510      133,524    100,000     100,000     100,000     133,524
  69         10        80,546    138,438     80,546      138,438    100,000     100,000     100,000     138,438
  74         15        71,388    165,855     71,388      165,855    100,000     100,000     100,000     165,855
  79         20        63,243    198,703     63,243      198,703    100,000     100,000     100,000     198,703
  84         25        56,001    238,056     56,001      238,056    100,000     100,000     100,000     238,056
  89         30        49,561    285,203     49,561      285,203    100,000     100,000     100,000     285,203
  94         35        43,834    341,688     43,834      341,688    100,000     100,000     100,000     341,688
  95         36        42,767    354,262     42,767      354,262    100,000     100,000     100,000     354,262

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT

ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


8. Disruptive transfer activity

The fourth paragraph under "Disruptive transfer activity" in "Transferring your money among investment options" has been deleted in its entirety and replaced with the following:

  We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


9. Distribution of the contracts

In "Distribution of the contracts" under "More information" the seventh paragraph is deleted in its entirety and replaced with the following:

AXA Advisors receives 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

   12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

   ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716






EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
  EQUI-VEST(R) EXPRESS(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE. DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, 1290 AVENUE OF THE AMERICAS, NEW
                                YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C

                               OTHER INFORMATION
                               -----------------

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 20 to the Registration Statement.

Item 24. Financial Statements and Exhibits

         10(a)       Consent of PricewaterhouseCoopers LLP

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of August, 2010.



                                           SEPARATE ACCOUNT A OF
                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                           By: AXA Equitable Life Insurance
                                               Company
                                                    (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of August, 2010.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

 Christopher M. Condron     Mary R. (Nina) Henderson       Joseph H. Moglia
 Henri de Castries          James F. Higgins               Lorie A. Slutsky
 Denis Duverne              Peter S. Kraus                 Ezra Suleiman
 Charlynn Goins             Scott D. Miller                Peter J. Tobin
 Danny L. Hale                                             Richard C. Vaughan
 Anthony J. Hamilton





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 26, 2010

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
  10.(a)     Consent of PricewaterhouseCoopers LLP                   EX-99.10a